Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 7 – Commitments and Contingencies

Legal Matters

In the ordinary course of business, we are from time to time involved in lawsuits, claims, investigations, proceedings, and threats of litigation relating to, among other things, intellectual property, commercial arrangements, employment, and regulatory matters. While the outcome of these proceedings and claims cannot be predicted with certainty, as of September 30, 2025, we were not party to any material legal or arbitration proceedings. No governmental proceedings are pending or, to our knowledge, contemplated against us.

JUPITER NEUROSCIENCES, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Note 7 – Commitments and Contingencies, continued

Leases

On May 1, 2021, the Company entered into a 61-month operating lease for office space for a base rent of $3,783 subject to a 3% yearly escalation.

As of September 30, 2025 and December 31, 2024, the Company’s operating lease right-of-use asset, net (ROU) is $34,821 and $69,642, respectively. Related lease liability totaled $33,961 and $71,329, respectively, based on an incremental borrowing rate at lease inception.

	September 30,	December 31,
	2025	2024
Operating lease right-of-use asset is summarized below:
Right-of-use asset	$236,009	$236,009
Less accumulated amortization	(201,188)	(166,367)
Right-of-use asset, net	$34,821	$69,642

Future minimum lease liability payments under the non-cancelable operating lease at September 30, 2025 and December 31, 2024 are as follows:

2025	$12,774	$50,476
2026	21,290	21,290
	34,064	71,766
Less: imputed interest	(103)	(437)
Total lease liabilities	$33,961	$71,329

Current operating lease liabilities	33,961	50,082
Non-current operating lease liabilities	-	21,247
Total lease liabilities	$33,961	$71,329

JUPITER NEUROSCIENCES, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Note 7 – Commitments and Contingencies, continued

Leases, continued

Short-term rental costs expended as incurred totaled $8,824 and $14,109 for the three and nine months ended September 30, 2025, respectively, and totaled $2,332 and $15,407 for the three and nine months ended September 30, 2024, respectively, and is included in general and administrative expenses on the accompanying condensed consolidated statements of operations.

Consulting Agreements

The Company utilizes various consultants and advisors for clinical research, scientific advisory services and business strategies. Each consultant has an executed agreement in place defining term, compensation, duties, confidentiality, intellectual property. Agreements are evaluated for renewal upon expiration. Bonus provisions are at the discretion of the Company’s Board of Directors and are granted on an individual agreement basis.

On December 15, 2024, the Company entered into a Strategic Services Agreement (the “Dominant Treasure Agreement”) with Dominant Treasure Health Company Limited (“Dominant Treasure”). Pursuant to the terms of the Dominant Treasure Agreement, Dominant Treasure agreed to provide certain services to the Company to assist the Company in accelerating the Company’s desire to get its products developed and distributed in the Southeast Asian market. In exchange for Dominant Treasure’s has services pursuant to the Dominant Treasure Agreement, the Company agreed to pay Dominant Treasure a one-time payment of $2,300,000. In addition, if Dominant Treasure is involved in generating negotiations and conclusion of a distribution agreement for the Company in the countries of China (including Hong Kong), Singapore and Malaysia, the Company will pay Dominant Treasure a success fee of 5% of any upfront and/or milestone payments to be received by the Company. If such an agreement includes a royalty payment to the Company, Dominant Treasure will receive 5% of such royalty payment. The Dominant Treasure Agreement has a term of 36 months and may be terminated at any time upon mutual agreement of the parties. The one-time payment of $2,300,000 was accounted for as a prepaid contract and expensed over three-year period. For the three and nine months ended September 30, 2025, the Company recorded consulting expense related to the Dominant Treasure agreement totaling $193,242 and $573,425.

JUPITER NEUROSCIENCES, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Note 7 – Commitments and Contingencies, continued

Licensing and Royalty Agreements - Aquanova AG

In September 2016, the Company entered into a Development, Collaboration and License Agreement (“License Agreement”) with Aquanova AG, a German company in the field of development, manufacturing and selling of colloidal formulas. The License Agreement resulted in the creation of the pharmaceutical product, JOTROL. The License Agreement remains in effect until product launch, which is undeterminable at this time. The Chief Scientific Officer of the Company and the CEO of Aquanova are the joint inventors of JOTROL. Aquanova is the assignee on the patents in the United States, the European Union, China and Japan whereas the Company is obligated to maintain the patents. The License Agreement grants the Company ownership of any regulatory approvals as well as the sole and exclusive worldwide right to develop, manufacture and commercialize all products, including JOTROL. Aquanova has been granted an exclusive license to conduct formulation development and manufacturing.

The License Agreement defines various fees due to Aquanova for product and formulation development and licensing of the products. The Company is obligated to pay Aquanova an annual license fee of $75,000 in the year and each year subsequent thereto the acceptance of the product formulation by both parties. Such annual license fee requirement terminates in the year in which marketing authorization approval (“MMA”) is obtained in a single territory, which as of September 30, 2024 has not been received. Upon receipt of MMA in each territory (e.g., United States, European Union, China, Japan), the Company will be obligated to pay $200,000 to Aquanova per territory in which an MMA approval obtained, up to a maximum of $600,000, in aggregate. In addition, upon commercialization the Company will be obligated to pay Aquanova a royalty equal to 5% of net sales, as defined, in each territory until the later of (i) ten years after the first commercial sale; (ii) the first date there is no valid claim within the Aquanova patent rights; or (iii) the MMA expiration date in each territory. As of September 30, 2025 and December 31, 2024, has accrued $56,250 and $75,000, respectively, license fees which are included in accounts payable and accrued expenses on the accompanying condensed consolidated balance sheets

Finally, pursuant to the terms of the License Agreement, upon mutual agreement, the Company may pay a one-time royalty of $3,000,000 within 180 days of United States marketing approval 1.25% royalties on net sales in the United States in lieu of the terms as set forth above.

Murdoch Children’s Research Institute

In 2015, the Company entered into a Global Development and License Agreement (“License Agreement II”) with Murdoch Children’s Research Institute (“MCRI”), an Australian Institute at the Royal Children’s Hospital in Australia, with the know-how in the process of using pharmaceutical grade Resveratrol for the treatment of Friedreich’s ataxia. License Agreement II provides for joint development for a delivery system, clinical trials for the treatment of Friedreich’s ataxia, and worldwide commercialization by the Company. Furthermore, License Agreement II grants an exclusive worldwide license to the Company to use the MCRI know-how for developing, manufacturing, and commercializing the product candidate for proposed treatment for Friedreich’s ataxia. In turn, MCRI has been granted an irrevocable, royalty free, worldwide license for the use any product inventions along with patent rights for internal research and development. Upon receipt of approval of an MMA in each territory, as defined (e.g., United States, European Union, China, Japan), the Company will be obligated to pay an approval fee of $66,000 per territory up to a maximum of $300,000 in aggregate, which has not yet been received as of September 30, 2025. Pursuant to the terms of License Agreement II, upon commercialization, Company will pay a royalty of 1.5% of net sales, as defined, in each territory to MCRI until such time as any product related to License Agreement II is no longer sold in the respective territory.

JUPITER NEUROSCIENCES, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Note 8 – Commitments and Contingencies

Legal Matters

From time to time, claims are made against the Company in the ordinary course of business, which could result in litigation. Claims and associated litigation are subject to inherent uncertainties and unfavorable outcomes could occur, such as monetary damages, fines, penalties or injunctions prohibiting the Company from selling one or more products or engaging in other activities. The occurrence of an unfavorable outcome in any specific period could have a material adverse effect on the Company’s results of operations for that period or future periods.

On July 19, 2022, Tiberend Strategic Advisors (“Tiberend”), an entity that the Company had previously engaged as a communications and investor relations firm, filed a summons for civil action in the District Court of Southern Florida against the Company alleging non-payment by the Company under a services agreement (the “Services Agreement”) with Tiberend in the amount of $130,400. The Company and Tiberend entered into a full settlement and release agreement in exchange for a $150,000 convertible promissory note in March 2023. As of December 31, 2024, the note was fully repaid. See Note 5 – Convertible Debt and Derivative Liability – Convertible Debt III for details associated with the note issuance.

Office Lease

On May 1, 2021, the Company entered into a 61-month operating lease for office space for a base rent of $3,783 subject to a 3% yearly escalation. The Company adopted ASC Topic 842, Leases upon inception of the lease.

As of December 31, 2024 and 2023, the Company’s operating lease right-of-use asset, net (ROU) is $69,642 and $116,070, respectively, and the total lease liability is $71,329 and $119,542, respectively, based on an incremental borrowing rate of 0.81% at lease inception.

	December 31,	December 31,
	2024	2023
Operating lease right-of-use asset (“ROU”) is summarized below:
Office lease ROU	$236,009	$236,009
Less accumulated reduction	(166,367)	(119,939)
Balance of ROU, net	$69,642	$116,070

Operating lease liability related to the ROU asset is summarized below:
Office lease liability	$236,009	$236,009
Reduction of lease liability	(164,680)	(116,467)
Total	$71,329	$119,542

Future minimum lease liability payments under non-cancelable operating lease at December 31, 2024 and 2023 are as follows:

2024	-	49,004
2025	50,476	50,476
2026	21,290	21,290
	71,766	120,770
Less: imputed interest	(437)	(1,228)
Total lease liabilities	$71,329	$119,542

Current operating lease liabilities	50,082	48,213
Non-current operating lease liabilities	21,247	71,329
Total lease liabilities	$71,329	$119,542

JUPITER NEUROSCIENCES, INC.

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 and 2023

Note 8 – Commitments and Contingencies, continued

Office Lease, continued

On October 1, 2021, the Company entered into a month-to-month lease for office space in Charlestown, MA.

Rental expenses of $17,740 and $20,844 for the years ended December 31, 2024 and 2023, respectively, are included in general and administrative expenses on the accompanying statement of operations.

Consulting Agreements

The Company utilizes various consultants and advisors for clinical research, scientific advisory services and business strategies. Each consultant has an executed agreement in place defining term, compensation, duties, confidentiality, intellectual property. The majority of the agreements have a 2-year term. Agreements are evaluated for renewal upon expiration. Bonus provisions are at the discretion of the Company’s Board of Directors and are granted on an individual agreement basis.

On December 15, 2024, the Company entered into a Strategic Services Agreement (the “Dominant Treasure Agreement”) with Dominant Treasure Health Company Limited (“Dominant Treasure”). Pursuant to the terms of the Dominant Treasure Agreement, Dominant Treasure agreed to provide certain services to the Company to assist the Company in accelerating the Company’s desire to get its products developed and distributed in the Southeast Asian market. In exchange for Dominant Treasure’s services pursuant to the Dominant Treasure Agreement, the Company agreed to pay Dominant Treasure a one-time payment of $2,300,000. In addition, if Dominant Treasure is involved in generating negotiations and conclusion of a distribution agreement for the Company in the countries of China (including Hong Kong), Singapore and Malaysia, the Company will pay Dominant Treasure a success fee of 5% of any upfront and/or milestone payments to be received by the Company. If such an agreement will include a royalty payment to the Company, Dominant Treasure will receive 5% of such royalty payment. The Dominant Treasure Agreement has a term of 36 months and may be terminated at any time upon mutual agreement of the parties. The one-time payment of $2,300,000 was accounted for as a prepaid contract and will be expensed over a three-year period. For the year ended December 31, 2024, the Company recorded prepaid contract expense of $54,612.

Executive Employment Agreements

The Company’s standard executive employment agreements have a stated term of six years. Per the agreements, employees are eligible for a discretionary annual performance bonus, determined by the Board of Directors. If the Company terminates an employee without cause, the employee is entitled to a pro-rated pay out of the annual performance bonus based on days worked in the fiscal year, severance of twelve months of the base salary, and automatic vesting of unvested equity grants. If the employee terminates with good reason, as defined in the employment contract, the employee is entitled to automatic vesting of unvested equity grants.

During 2020, the Company began consistently paying salaries at 50% of the salaries reflected in the respective employment agreements. As of September 2021, the Company began paying full salaries. Throughout 2022, the Company returned to paying partial salaries and by October 2023 the company stopped paying 100% in an effort to conserve cash. See Note 3 – Related Party Transactions for details related to forgiveness of accrued compensation during the year ended December 31, 2023.

On December 18, 2023, various employees agreed to reduce their annual base salary to 20% of their original base salary effective October 1, 2023 until the time the Company raises additional capital from securities in the amount of $1,500,000 (the “Reduction Period”). Upon the expiration of the Reduction Period, the bases salaries shall adjust to be 105% of their original base salary as set forth in their original agreements.

As of December 4, 2024, the base salaries was adjusted to 105% of the original base salaries and the Company started paying a 100% of the salaries.

JUPITER NEUROSCIENCES, INC.

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 and 2023

Note 8 – Commitments and Contingencies, continued

Licensing and Royalty Agreements - Aquanova AG

On September 15, 2016, the Company entered into a Development, Collaboration and License Agreement (“License Agreement”) with Aquanova AG, a German company in the field of development, manufacturing and selling of colloidal formulas. The License Agreement resulted in the creation of the pharmaceutic product, JOTROL. The License Agreement is in effect until product launch, which is undeterminable at this time. The Chief Scientific Officer of the Company and the CEO of Aquanova are the joint inventors of JOTROL. Aquanova is assignee on the patents in the United States, the European Union, China and Japan whereas the Company is obligated to maintain the patents. The agreement grants ownership to the Company for regulatory approvals and the sole and exclusive worldwide right to develop, manufacture and commercialize all products, including JOTROL. Aquanova is granted the exclusive license to conduct formulation development and manufacturing. The agreement also defines fees owed to Aquanova for product and formulation development and licensing of the products. The Company is required to pay Aquanova an annual license fee of $75,000 upon acceptance of the product formulation by both parties, with the license fee requirement ending in the year of marketing authorization approval (“MMA”) in a single territory. MMA has not yet been received as of the period ended September 30, 2024. As of December 31, 2024 and 2023, $75,000 and $150,000 of accrued license fees are included in accounts payable and accrued expenses on the balance sheet, respectively. Upon receipt of approval of the MMA in each territory (e.g., United States, European Union, China, Japan), the Company will pay $200,000 to Aquanova per territory an MMA approval is received, up to a max of $600,000. The Company shall pay Aquanova a royalty of 5% of net sales in each territory through the later of ten years after the first commercial sale, the first date there is no valid claim within the Aquanova patent rights, or the date of expiration of the MMA in each territory.

Upon mutual agreement, the Company can pay a one-time royalty of $3,000,000 within 180 days of United States marketing approval, with subsequent royalty payments reduced to 1.25%, in accordance with the terms set forth above.

Murdoch Children’s Research Institute

On September 1, 2015, the Company entered into a Global Development and License Agreement (“License Agreement II”) with Murdoch Children’s Research Institute (“MCRI”), an Australian Institute at the Royal Children’s Hospital in Australia, with the know-how in the process of using pharmaceutical grade Resveratrol for the treatment of Friedreich’s ataxia. The License Agreement II is for both parties to work jointly to develop an appropriate delivery system and conduct clinical trials for the purpose of product approval in the treatment of Friedreich’s ataxia and worldwide commercialization by the Company. The License Agreement II grants an exclusive worldwide license to the Company to use the MCRI know-how for developing, manufacturing and commercializing the product for proposed treatment for Friedreich’s ataxia. MCRI is granted an irrevocable, royalty free, worldwide license to use the product inventions and patent rights for internal research and development. Upon receipt of approval of the MMA in each territory (e.g., United States, European Union, China, Japan), the Company will pay $100,000 to MCRI per each territory up to a maximum of $300,000. MMA has not yet been received as of September 30, 2024. The Company shall pay MCRI a royalty of 1.5% of net sales in each territory until the product is no longer sold in the respective territory.

Research and Development Service Providers

In addition to the services received under the licensing agreements noted above, a substantial portion of the research and development (“R&D”) expense included in the statement of operations is incurred pursuant to short term service and consulting agreements with third party providers for research, development, testing and manufacturing services. The agreements generally provide termination, at any time by either party without cause, upon a 30-day written notice, unless otherwise disclosed below. There are no pending milestone payments due as of December 31, 2024.

Service Agreements

On June 3, 2024, the Company entered into three 36-month service agreements with three different entities. The Company issued an aggregate of 3,487,500 restricted shares of common stock, 1,162,500 restricted shares of common stock to each entity. The shares were to be registered upon an IPO as long as an IPO happens no later than March 31, 2025. Either party is able to terminate the respective agreement with no liability upon the occurrence of i) the Company failing to raise at least $10 million in gross proceeds from an IPO prior to May 31, 2025, ii) if either party is involved in any illegal activity or iii) at any time as long as both parties agree to it. The shares were registered in the IPO.

The Company initially will recognize stock based compensation expense from the effective date of the agreement through the date the obligations are met with the remaining expense being amortized over the remaining term of the 36-months per the services agreements. Upon the occurrence of the initial public offering the Company recorded stock based compensation expense for services provided of $779,411, and through December 31, 2024 the Company recorded an additional stock based compensation expense of $114,373 for a total stock based compensation expense of $893,784. The future stock based compensation expense as of December 31, 2024 is $3,744,591.

In addition, each of the entities agreed to purchase 37,500 shares each of the Company’s common stock at a price of $1.33 per share prior to the occurrence of the IPO and these shares were registered in the IPO.